Thornburg Limited Term Income Funds


FUND FACTS                  Thornburg Limited Term Income Fund
As of 9-30-96                 A Shares       C Shares   I Shares

SEC Yield                     6.24%          6.02%      6.74%
NAV                           $12.23         $12.20     $12.23
Max. Offering Price           $12.54         $12.20     $12.23

TOTAL RETURNS

As of 9-30-96
(Annual Average - After Subtracting Maximum Sales Charge)
1 Year                        4.85%         7.12%     NA
3 Year                        4.57%         NA        NA
Since Inception               5.75%         7.29%     3.97%*
(Inception Date)              (10/1/92)     (9/1/94)  (7/5/96)


FUND FACTS             Thornburg Limited Term U.S. Government Fund**

As of 9-30-96                 A Shares      C Shares   I Shares

SEC Yield                     6.15%         5.87%       6.67%
NAV                           $12.24        $12.29      $12.24
Max. Offering Price           $12.55        $12.29      $12.24

TOTAL RETURNS

As of 9-30-96
(Annual Average - After Subtracting Maximum Sales Charge)
1 Year                        2.28%         4.51%       NA
5 Year                        5.46%         NA          NA
Since Inception               6.98%         6.23%       2.45%*
(Inception Date)              (11/16/87)    (9/1/94)    (7/5/96)
                                * Not Annualized.
               **Shares are not guaranteed by the U.S. Government.
          The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
          Maximum sales charge of the Funds' Class A shares is 2.50%. The data quoted represent past performance and may not be construed as a guarantee of future results.

l e t t e r  t o  s h a r e h o l d e r s
119 East Marcy Street, Santa Fe, New Mexico 87501 l (505) 984-0200 November 6, 1996

Dear Fellow Shareholder:

I am pleased to present the Annual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the fiscal year ending September 30, 1996. The net asset value of the A shares of the Thornburg Limited Term Income Fund increased 12 cents per share to $12.23 during the year. If you were invested for the entire year, you received dividends of 76.4 cents per share. If you reinvested your dividends, you received 78.7 cents per share. Investors who owned C shares received 71.4 and 73.4 cents per share, respectively. The net asset value of the A shares of the Thornburg Limited Term U.S. Government Fund ended the year at $12.24. If you were invested for the entire year, you received dividends of 75.5 cents per share. If you reinvested your dividends, you received 77.7 cents per share. Investors who owned C shares received 70.8 and 72.7 cents per share, respectively. Please read the accompanying exhibits for more detailed information and history.

The last year has seen a roller coaster ride in the levels of interest rates. After falling to the lows last winter, interest rates rose steadily through the spring and summer before declining again. Now, interest rates are just a little higher than they were a year ago. The current shape of the yield curve shows that the market believes that interest rates will decline further in the coming months, but it would not surprise me to see interest rates rise a little over the next year. The economic reports, while mixed, are generally showing a US economy that is moving along steadily and the economies of other developed countries are firming as well.

Most of the rally this year has come at the same time as purchases by foreigners of US treasury bonds have increased. While Americans have been staying away from US bonds, foreign central banks have been buying. This last Treasury auction saw the lowest retail investor participation in 25 years. Perhaps the retail investor is too busy watching the stock market to bother with bonds.

However, I feel investors should give a look at intermediate bonds. The current yield level of intermediate bonds is about 3 times the dividend yield of the S&P 500, which is currently down to about 2%. Bonds can provide a stabilizing presence to the principal value of a portfolio. Intermediate bonds have only had 1 down year on a total return basis in the last 25 years, according to a study by Ibbotson Associates. And according to that same study, intermediate bonds have historically provided about 160% of the return of Treasury Bills. Take a look at the chart on the following page which shows the return on an investment in the Thornburg Limited Term U.S. Government Fund versus the Donoghue's Money Market Fund average.


Note: A hard copy original of this chart can be found on file with the SEC.


Your funds are laddered portfolios of short-to-intermediate bonds. We do not speculate on the direction of interest rates. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. A bond due in November 2001 will be worth 100 when it matures. It may be worth 96 or 104 in the open market today, but it will be worth 100 when it matures. Think about that. Nothing has happened in the last several years of rising and falling interest rates to change the ultimate maturity value of most of the bonds you own through investment in these funds. We feel a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time.

Thank you for investing in our funds. Although their net asset value fluctuates, they have provided an attractive return versus money market instruments. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we feel that we are well positioned, and we will maintain a steady course.

Sincerely,



Steven J. Bohlin
Managing Director



Note1: Future performance of any of these investments may bear no relationship to prior performance. Return quotations for the money fund averages are based upon 30 day yield quotations for taxable and tax exempt money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The return for Limited Term U.S. Government Fund is based upon the dividends paid for the months covered by this analysis, the beginning NAV at $12.68 per share and the ending NAV at $12.24per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does not take into account the effect, if any, caused by taxes.

Note 3: The net asset value of the money funds did not fluctuate. Money funds seek to maintain a constant net asset value. The net asset value of LTUSX did vary from time to time, and it will continue to vary in the future. The analysis assumes that the investor receives net asset value of share owned, plus accrued income, at redemption. Due to the effect of sales commissions, net asset value of the Limited Term U.S. Government shares is less than the offering price of the shares. Redemptions are made at the then current net asset value and you may have a gain or a loss when you redeem shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles are reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term U.S. Government also declares dividends daily and pays them monthly.

Note 5: See the inside front cover of this report for the 30 day SEC yield and the total returns at the maximum offering price for one year, five years, and since inception of the fund.


s t a t e m e n t s  o f    a s s e t s   a n d   l i a b i l i t i e s

Thornburg Investment Trust                     Limited Term       Limited Term
September 30, 1996                           U. S. Government        Income
                                                  Fund                Fund
ASSETS

Investments at value (cost $139,024,878
and $25,802,523, respectively)             $140,856,035          $26,512,528
Cash                                             71,675               46,731
Receivable for fund shares sold                 283,150              163,929
Interest receivable                           1,492,123              478,909
Principal receivable                             80,953               57,106
Prepaid expenses and other assets                39,137               42,365

TOTAL ASSETS                                142,823,073           27,301,568

LIABILITIES

Payable for fund shares redeemed                122,520              252,144
Accounts   payable   and
accrued expenses                                163,786               56,456
Dividends payable                               237,726               67,777

TOTAL LIABILITIES                               524,032              376,377

NET ASSETS                                 $142,299,041          $26,925,191

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($139,510,313 and $23,432,919 applicable to 11,402,426 and 1,916,192 shares of
beneficial interest outstanding)                 $12.24               $12.23

Maximum sales charge, 2.50% of offering
price (2.57% of net asset value per share)          .31                  .31

Maximum Offering Price Per Share                 $12.55               $12.54


Class C Shares:
Net asset value and offering price per share* ($2,779,799
and $2,695,390 applicable to 226,213 and 220,909 shares of
beneficial interest outstanding)                 $12.29               $12.20

Class I Shares:
Net asset value, offering and redemption price per share ($8,929 and $796,882 applicable to 730 and 65,171 shares of
beneficial interest outstanding)                 $12.24               $12.23

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements.

s t a t e m e n t s  o f  o p e r a t i o n s
Thornburg Investment Trust
Year Ended September 30, 1996

                                                  Government Fund   Income Fund

INVESTMENT INCOME:
Interest income (net of premium amortized of
$412,573 and $95,903 , respectively)              $10,286,624        $1,842,628
EXPENSES:
Investment advisory fees (Note 3)                     678,979           150,436
Administration fees
(Note 3)
     Class A Shares                                    44,204             7,210
     Class C Shares                                       977               756
     Class I Shares                                         1                89
Distribution and service fees (Note 3)
     Class A Shares                                   355,228            58,390
     Class C Shares                                    13,696             9,234
Transfer agent fees                                   160,258            51,442
Custodian fees                                         96,334            56,883
Registration and filing fees                           36,725            25,316
Professional fees                                      30,630            10,365
Accounting fees                                        16,473             2,771
Other expenses                                         40,203            14,111

             TOTAL EXPENSES                         1,473,708           387,003

Less:
   Expenses reimbursed by investment
   adviser (Note 3)                                   (32,294)         (138,079)

             NET EXPENSES                           1,441,414           248,924

             NET INVESTMENT INCOME                  8,845,210         1,593,704

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments sold                  72,307            91,112
Net realized loss on foreign currency transactions         --            (1,153)
Unrealized apprec / (deprec) of investments       (1,945,835)           143,555
             NET REALIZED AND UNREALIZED
                GAIN (LOSS) ON INVESTMENTS        (1,873,528)           233,514

             NET INCREASE IN NET ASSETS
                RESULTING FROM OPERATIONS         $6,971,682         $1,827,218

See notes to financial statements.

s t a t e m e n t s  o f  c h a n g e s  i n  n e t  a s s e t s
Thornburg Limited Term U. S.  Government Fund


                                        Year Ended          Year Ended
                                September 30, 1996  September 30, 1995

INCREASE (DECREASE) IN
NET ASSETS FROM:
OPERATIONS:
Net investment income                   $8,845,210          $9,438,386
Net realized gain
(loss) on investments sold                  72,307          (2,412,220)
Unrealized appreciation
(depreciation) of investments           (1,945,835)          6,368,392
           NET INCREASE IN NET ASSETS
           RESULTING FROM OPERATIONS     6,971,682          13,394,558

DIVIDENDS TO SHAREHOLDERS:
From net investment income
      Class A Shares                    (8,688,345)         (9,322,160)
      Class B Shares                            --             (31,280)
      Class C Shares                      (156,731)            (84,946)
      Class I Shares                          (134)                  --

FUND SHARE TRANSACTIONS - (Note 4):
      Class A Shares                    (1,502,761)        (38,472,700)
      Class B Shares                            --             (50,595)
      Class C Shares                       600,667           1,161,485
      Class I Shares                         8,859                  --

NET DECREASE IN NET ASSETS              (2,766,763)        (33,405,638)
NET ASSETS:

     Beginning of year                 145,065,804         178,471,442
     End of year                      $142,299,041       $ 145,065,804


See notes to financial statements.

s t a t e m e n t s o f c h a n g e s i n n e t a s s e t s (continued) Thornburg Limited Term Income Fund



                                       Year Ended           Year Ended
                                  September 30, 1996    September 30, 1995

INCREASE (DECREASE) IN
NET ASSETS FROM:
OPERATIONS:
Net investment income                  $1,593,704           $1,396,253
Net realized gain
(loss) on investments sold                 91,112             (372,541)
Net realized loss on foreign
currency transactions                      (1,153)              (2,352)
Unrealized appreciation of investments    143,555              876,248
           NET INCREASE IN NET ASSETS
           RESULTING FROM OPERATIONS    1,827,218            1,897,608

DIVIDENDS TO SHAREHOLDERS:
From net investment income:
      Class A Shares                   (1,472,722)          (1,365,616)
      Class B Shares                           --               (4,308)
      Class C Shares                     (109,230)             (26,329)
      Class I Shares                      (11,752)                  --

FUND SHARE TRANSACTIONS - (Note 4):
       Class A Shares                      10,842            1,067,289
       Class B Shares                          --              (14,656)
       Class C Shares                   1,647,565              954,119
       Class I Shares                     778,309                   --

NET INCREASE IN NET ASSETS              2,670,230            2,508,107
NET ASSETS:

     Beginning of year                 24,254,961           21,746,854

     End of year                      $26,925,191          $24,254,961


See notes to financial statements.

n o t e s  t o  f i n a n c i a l  s t a t e m e n t s
Thornburg Investment Trust
Note 1 - ORGANIZATION

Thornburg  Limited  Term  U.S.  Government  Fund  (the  "Government  Fund")  and
Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are series of Thornburg Investment Trust (the "Trust", formerly known as Thornburg Income Trust). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing four series of shares of beneficial interest in addition to those of the Funds:
Thornburg Florida Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund and Thornburg Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Funds' objectives are to obtain as high a level of current income as is consistent with the preservation of capital.

The Funds currently offer three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. The Funds no longer offer Class B shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares were sold at net asset value without a sales charge at the time of purchase, but were subject to a contingent deferred sales charge upon redemption, and bore both a service fee and a distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (v) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to distribution fees, administrative fees and transfer agent expenses.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Funds are as follows:

Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Funds under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost , which approximate market value.

Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for federal income taxes is required.



When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Funds make a commitment to purchase a security on a when-issued basis, they will record the transaction and reflect the value in determining their net asset value. When effecting such transactions, assets of the Funds of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Funds' records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Funds are declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage backed securities. Such securities pay interest and a portion of principal each month which is then available for investment in securities at prevailing prices.

Foreign Currency Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolios securities and interest denominated in foreign currencies are translated into U.S.dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. n o t e s t o f i n a n c i a l s t a t e m e n t s (continued) Thornburg Investment Trust


Note 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services to the Funds for which the fees are payable at the end of each month. For the year ending September 30, 1996, these fees were payable at annual rates ranging from three-eighths of 1% to 11/40 of 1% of the average daily net assets of the Government Fund and one-half of 1% to 11/40 of 1% of the average daily net assets of the Income Fund. Also, effective July 1, 1996, the Funds entered into an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares.

In the event normal operating expenses of the Funds, exclusive of brokerage commissions, taxes, interest, and extraordinary expenses, exceed the limits prescribed by any state in which each Fund's shares are qualified for sale, the Adviser will reimburse each Fund for such excess. No such reimbursement was required as a result of this limitation. For the year ended September 30, 1996, the Adviser voluntarily reimbursed certain operating expenses amounting to $32,294 and $138,079 for the Government Fund and Income Fund, respectively.

The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Funds' shares. For the year ended September 30, 1996, the Distributor earned commissions aggregating $24,515 and $9,784 from the sale of Class A shares of the Government Fund and Income Fund, respectively, and collected contingent deferred sales charges aggregating $1,557 and $1,647 from redemptions of Class C shares of the Government Fund and Income Fund, respectively.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed .25 of 1% annum of its average net assets for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of each Fund's shares.

Each Fund has also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares under which the Funds compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans for the year ended September 30, 1996, are set forth in the statement of operations.

Certain officers and trustees of the Funds are also officers and/or directors of the Adviser and Distributor.

n o t e s t o f i n a n c i a l s t a t e m e n t s (continued) Thornburg Investment Trust Note 4 - SHARES OF BENEFICIAL INTEREST:

At September 30, 1996, there were an unlimited number of shares of beneficial interest of each Fund authorized, and capital paid-in aggregated $147,949,009 and $27,089,793 for the Government Fund and Income Fund, respectively. Sales of Class I shares commenced on July 5, 1996. Transactions in shares of beneficial interest were as follows:
                                                Government Fund
                                   Year Ended                     Year Ended
                                September 30, 1996           September 30, 1995


                               Shares         Amount      Shares         Amount
CLASS A SHARES:
Shares sold                 1,926,637   $ 23,786,000   1,186,499   $ 14,441,411
Shares issued to shareholders
in reinvestment of
distributions                 469,904      5,800,674     523,498      6,335,695
Shares repurchased         (2,516,201)   (31,089,435) (4,932,085)   (59,249,806)

Net Decrease                 (119,660)  ($ 1,502,761) (3,222,088)  ($38,472,700)

CLASS B SHARES:
Shares sold                      --             --        82,523   $    999,563
Shares issued to shareholders
in reinvestment of
distributions                    --             --         2,009         24,507
Shares repurchased               --             --       (86,760)    (1,074,665)

Net Decrease                     --             --        (2,228)  ($    50,595)

CLASS C SHARES:
Shares sold                   149,217   $  1,847,259     129,727   $  1,582,257
Shares issued to shareholders
in reinvestment of
distributions                  10,922        135,261       6,662         81,356
Shares repurchased           (111,987)    (1,381,853)    (41,515)      (502,128)

Net Increase                   48,152   $    600,667      94,874   $  1,161,485


CLASS I SHARES:
Shares sold                       719   $      8,724        --             --
Shares issued to shareholders
in reinvestment of
distributions                      11            135        --             --
Shares repurchased               --             --          --             --

Net Increase                      730   $      8,859        --             --


n o t e s t o f i n a n c i a l s t a t e m e n t s (continued)
Note 4 - SHARES OF BENEFICIAL INTEREST (continued):

                                                 Income Fund

                                   Year Ended                     Year Ended
                              September 30, 1996             September 30, 1995

                               Shares        Amount      Shares         Amount
CLASS A SHARES:
Shares sold                   434,668   $  5,275,181    440,567   $  5,217,113
Shares issued to shareholders
in reinvestment of
distributions                  69,103        838,867     70,269        825,551
Shares repurchased           (505,218)    (6,103,206)  (426,704)    (4,975,375)

Net Increase (Decrease)        (1,447)  $     10,842     84,132   $  1,067,289

CLASS B SHARES:
Shares sold                      --             --       17,217   $    204,013
Shares issued to shareholders
in reinvestment of
distributions                    --             --           89          1,074
Shares repurchased               --             --      (18,161)      (219,743)

Net Decrease                     --             --         (855)  ($    14,656)

CLASS C SHARES:
Shares sold                   167,611   $  2,033,980     92,716   $  1,095,427
Shares issued to shareholders
in reinvestment of
distributions                   8,173         98,796      2,170         24,114
Shares repurchased            (40,352)      (485,211)   (13,936)      (165,422)

Net Increase                  135,432   $  1,647,565     80,950   $    954,119


CLASS I SHARES:
Shares sold                    64,202   $    766,557       --             --
Shares issued to shareholders
in reinvestment of
distributions                     969         11,752       --             --
Shares repurchased               --             --         --             --

Net Increase                   65,171   $    778,309       --             --


n o t e s t o f i n a n c i a l s t a t e m e n t s (continued) Thornburg Investment Trust
Note 5 - SECURITIES TRANSACTIONS

For the year ended September, 1996, portfolio purchase and sale transactions (excluding short-term securities) were $33,350,956 and $34,658,861 for the Government Fund and $12,548,900 and $10,910,515
for the Income Fund, respectively.

The cost of investments for Federal income tax purposes is $139,044,815 and $25,802,523 for the Government Fund and Income Fund, respectively. At September 30, 1996, gross unrealized appreciation and depreciation of investments, based on cost for Federal income taxes were as follows:

                        Government Fund         Income Fund

Gross unrealized
    appreciation             $2,362,605           $732,342

Gross unrealized
    depreciation                551,385             22,337

Net unrealized
    appreciation             $1,811,220           $710,005

Accumulated net realized losses from securities transactions included in net assets at September 30, 1996 aggregated $7,481,125 and $875,031 for the Government Fund and Income Fund, respectively.

For Federal income tax purposes, the Government Fund has capital loss carryforwards of $7,477,671 as of September 30, 1996 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows:
September 30, 1997- $297,671,  September 30, 1998- $79,846,  September 30, 1999-
$14,742,  September  30,  2001-  $82,758,  September  30, 2002-  $4,590,434  and
September 30, 2003- $2,412,220.

For Federal income tax purposes, the Income Fund has capital loss carryforwards of $964,314 as of September 30, 1996 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2002- $589,421 and September 30, 2003- $374,893.

f i n a n c i a l   h i g h l i g h t s



Thornburg Limited Term U. S. Government Fund

Per share operating performance
(for a share outstanding
throughout the year)

                                      Year Ended September 30,
                         1996       1995        1994        1993        1992

Class of Shares:           A          A           A           A            A

Net asset value,
beginning of year       $12.40    $12.03      $12.92      $12.83       $12.36
Income from investment
operations:
Net investment income      .76       .75         .67         .73          .84
Net realized and
unrealized gain (loss)
on investments            (.16)      .37        (.89)        .09          .47
Total from investment
operations                 .60      1.12        (.22)        .82         1.31
Less dividends from:
  Net investment income   (.76)     (.75)       (.67)       (.73)        (.84)
Change in net asset value (.16)      .37        (.89)        .09          .47
Net asset value,
end of year             $12.24    $12.40      $12.03      $12.92       $12.83
Total return (a)          4.92%     9.66%      (1.72%)      6.61%       11.01%

Ratios/Supplemental Data Ratios to average net assets:
 Net investment income    6.11%     6.23%       5.38%       5.61%        6.56%
 Expenses, after
 expense reductions        .99%      .99%        .95%       1.01%        1.00%
 Expenses, before
 expense reductions        .99%      .99%        .95%       1.01%        1.10%


Portfolio turnover rate  23.27%    28.31%      80.58%      38.88%       34.82%
Net assets
 at end of year (000)  $139,510  $142,849    $177,439    $201,443     $126,095


(a)    Sales loads are not reflected in computing total return.

f i n a n c i a l   h i g h l i g h t s (continued)
Thornburg Limited Term U.S. Government Fund


Per share operating performance
(for a share outstanding
throughout the period)                                              Period from
                                                                September 1, (a)
                      Year Ended September 30,                  to September 30,
                            1996                  1995                 1994

Class of Shares          C          I**        B*        C         B         C


Net asset value,
beginning of period    $12.45   $12.14      $12.07   $12.08    $12.21   $12.21
Income from investment
operations:
Net investment income     .71      .20         .69      .69       .06      .06
Net realized and
unrealized gain (loss)
on investments           (.16)     .10         .35      .37      (.14)    (.13)
Total from investment
operations                .55      .30        1.04     1.06      (.08)    (.07)
Less distributions from:
  Net investment income  (.71)    (.20)       (.69)    (.69)     (.06)    (.06)
Change in net asset value(.16)     .10         .35      .37      (.14)    (.13)
Net asset value,
end of period          $12.29   $12.24      $12.42   $12.45    $12.07   $12.08

Total return (b)         4.51%    2.45%       9.19%    9.07%     (.60%)   (.50%)

Ratios/Supplemental Data Ratios to average net assets:
  Net investment income  5.72%    6.64%(c)    5.70%    5.68%   5.63%(c) 5.45%(c)
  Expenses, after
  expense reductions     1.39%     .58%(c)    1.51%    1.52%   1.43%(c) 1.63%(c)
  Expenses, before
  expense reductions     2.35%  305.74%(c)    3.79%    2.30%   1.43%(c) 1.63%(c)

Portfolio turnover rate 23.27%   23.27%      28.31%   28.31%  80.58%   80.58%

Net assets at
end of period (000)    $2,780       $9       $0      $2,217     $27   $1,005

(a)Commencement of operations.
(b)Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c)Annualized.
 * On September 28, 1995, all Class B Shares were converted into Class A shares. **Sales of Class I shares commenced on July 5, 1996.


f i n a n c i a l   h i g h l i g h t s

Thornburg Limited Term  Income Fund
Per share operating performance
(for a share outstanding throughout the period)


                                               Year Ended September 30,
                                       1996       1995       1994     1993
Class of Shares                           A          A          A        A

Net asset value, beginning of year   $12.11     $11.83     $12.55   $12.22
Income from investment operations:
Net investment income                   .76        .76        .67      .77
Net realized and unrealized
    gain (loss) on investments          .12        .28       (.69)     .33
Total from investment operations        .88       1.04       (.02)    1.10
Less distributions from:
    Net investment income              (.76)      (.76)      (.67)    (.77)
    Realized capital gain                 -          -       (.03)       -
Change in net asset value               .12        .28       (.72)     .33
Net asset value, end of year         $12.23     $12.11     $11.83   $12.55

Total return (a)                       7.54%      9.22%      (.14%)    9.35%

Ratios/Supplemental Data Ratios to average net assets:
  Net investment income                6.31%      6.50%      5.51%     5.85%
  Expenses, after expense reductions    .95%       .83%       .66%      .37%
  Expenses, before expense reductions  1.37%      1.48%      1.47%     2.10%

Portfolio turnover rate               44.35%     43.12%     84.35%    93.88%

Net assets at end of year (000)      $23,433   $23,222    $21,683    $20,065

(a) Sales loads are not reflected in computing total return.

f i n a n c i a l   h i g h l i g h t s (continued)

Thornburg Limited Term Income Fund
Per share operating performance
(for a share outstanding
throughout the period)                                               Period from
                                                                September 1, (a)
                           Year Ended September 30,             to September 30,
                           1996                   1995                   1994

Class of Shares             C         I**       B*        C        B          C


Net asset value,
beginning of period      $12.08    $11.95    $11.82   $11.78   $11.92   $11.92
Income from investment
operations:
Net investment income       .71       .19       .72      .70      .06      .06
Net realized and unrealized
 gain (loss) on investments .12       .28       .28      .30     (.10)    (.14)
Total from investment
operations                  .83       .47      1.00     1.00     (.04)    (.08)
Less distributions from:
 Net investment income     (.71)     (.19)     (.72)    (.70)    (.06)    (.06)
Change in net asset value   .12       .28       .28      .30     (.10)    (.14)
Net asset value,
end of period            $12.20    $12.23    $12.10   $12.08   $11.82   $11.78

Total return (b)           7.12%     3.97%     9.22%    8.87%    (.37%)   (.72%)

Ratios/Supplemental Data Ratios to average net assets:
  Net investment income    5.91%     6.67%(c)  5.96%    6.03%  5.13%(c) 5.14%(c)
  Expenses, after
  expense reductions       1.36%      .69%(c)  1.40%    1.36%  1.14%(c) 1.20%(c)
  Expenses, before
  expense reductions       3.20%     4.26%(c) 19.72%    4.75%  1.14%(c) 1.20%(c)
Portfolio turnover rate   44.35%    44.35%   43.12%    43.12% 84.35%    84.35%

Net assets
at end of period (000)   $2,695     $797        $0    $1,032    $10       $53

(a)Commencement of operations.
(b)Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c)Annualized.
 * On September 28, 1995, all Class B Shares were converted into Class A shares. **Sales of Class I shares commenced on July 5, 1996.

s c h e d u l e   o f   i n v e s t m e n t s
Thornburg Limited Term U. S. Government Fund
September 30, 1996 CUSIPS: Class A - 885-215-103, Class C - 885-215-830,
Class I - 885-215-699 NASDAQ Symbols: Class A - LTUSX,
Class C -LTUCX (Proposed),  Class I - LTICX (Proposed)

     Principal       Security Name                                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                  U.S. Government Agencies (58.90%) (Cost $81,803,568)
      $545,988    Bear Stearns Secured Investors Trust, Collateralized Mortgage Obligation
                  Series 1, Class D, 9.00% due 6/1/17                                                                   $554,347
       574,381    Collateralized Mortgage Security Corp. Series 1989-2, Class F, 9.30% due 2/25/19                       588,557
       683,534    Collateralized Mortgage Security Corp. Series 1990-5, Class E, 9.25% due 9/20/98                       682,249
        86,956    Federal Home Loan Mortgage Corporation, Pool# M30002, 9.00% due 11/1/05                                 88,261
     4,664,955    Federal Home Loan Mortgage Corporation, Pool# M80406, 7.00% due 1/1/03                               4,659,124
       248,392    Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                  Series 124, Class A, 8.50% due 3/15/97                                                                 248,392
       673,359    Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                  Series 150, Class E, 9.00% due 1/15/06                                                                 676,726
     4,100,000    Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                  Series 1143, Class VC, 7.50% due 9/15/00                                                             4,085,896
     5,000,000    Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                  Series 1216, Class E, 7.00% due 3/15/05                                                              5,037,500
     2,000,000    Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                  Series 1330, Class E, 7.00% due 9/15/99                                                              2,016,240
     1,682,056    Federal Home Loan Mortgage Corporation, Pool # E00107, 8.00% due 7/1/07                              1,721,467
     1,000,000    Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                  Series 1586, Class FA, 6.25% (adjustable rate) due 8/15/07                                             984,060
     2,000,000    Federal Farm Credit Bank Medium Term Note, 7.95% due 1/2/98                                          2,048,880
     7,000,000    Federal Home Loan Bank, Consolidated Bonds, 4.30% due 6/30/97                                        6,932,100
     2,100,000    Federal Home Loan Bank Board, 7.11% due 8/19/99                                                      2,138,052
     2,265,000    Federal Home Loan Bank Board, 6.50% due 11/29/05                                                     2,197,752
       905,462    Federal Home Loan Mortgage Corporation, Pool# 141016, 9.25% due 11/1/16                                952,501
       217,729    Federal Home Loan Mortgage Corporation, Pool# 180367, 10.00% due 11/1/10                               236,233
       580,314    Federal Home Loan Mortgage Corporation, Pool# 181730, 8.50% due 5/1/08                                 599,552
       841,457    Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                  Series 59, Class D, 9.70% due 1/15/16                                                                  853,027
       329,843    Federal Home Loan Mortgage Corporation, Pool# 160043, 8.75% due 4/1/08                                 343,924
       741,183    Federal Home Loan Mortgage Corporation, Pool# 200075, 9.00% due 9/1/04                                 764,574
       201,517    Federal Home Loan Mortgage Corporation, Pool# 250714, 9.75% due 5/1/10                                 214,396
        76,443    Federal Home Loan Mortgage Corporation, Pool# 250936, 10.50% due 8/1/99                                 80,528
       287,027    Federal Home Loan Mortgage Corporation, Pool# 252986, 10.75% due 4/1/10                                315,486
        85,460    Federal Home Loan Mortgage Corporation, Pool# 256111, 10.75% due 8/1/00                                 90,162
       389,138    Federal Home Loan Mortgage Corporation, Pool# 256764, 8.75% due 10/1/14                                404,957
       402,884    Federal Home Loan Mortgage Corporation, Pool# 213924, 9.00% due 10/1/01                                415,381
       845,873    Federal Home Loan Mortgage Corporation, Pool# 216502, 8.00% due 4/1/02                                 858,807
       319,503    Federal Home Loan Mortgage Corporation, Pool# 260486, 9.00% due 1/1/10                                 335,427
       245,960    Federal Home Loan Mortgage Corporation, Pool# 770297, 6.75% (adjustable rate) due 6/1/18               242,078
        30,579    Federal Home Loan Mortgage Corporation, Pool# 220001, 10.75% due 7/1/00                                 33,608
       336,425    Federal Home Loan Mortgage Corporation, Pool# 220010, 8.75% due 8/1/01                                 348,408
        88,732    Federal Home Loan Mortgage Corporation, Pool# 272107, 10.00% due 5/1/16                                 96,176
       255,373    Federal Home Loan Mortgage Corporation, Pool# 276638, 9.25% due 8/1/16                                 268,939
       268,877    Federal Home Loan Mortgage Corporation, Pool# 279611, 9.25% due 10/1/16                                282,950
        98,010    Federal Home Loan Mortgage Corporation, Pool# 431035, 11.50% due 7/1/10                                107,715
       274,433    Federal Home Loan Mortgage Corporation, Pool# 294817, 9.75% due 1/1/17                                 293,599
       124,254    Federal Home Loan Mortgage Corporation, Pool# 298107, 10.25% due 8/1/17                                134,348
       181,781    Federal Home Loan Mortgage Corporation, Pool# 500166, 12.00% due 9/1/00                                192,402
       862,956    Federal National Mortgage Association, Collateralized Mortgage Obligation
                  Series 133, Class JB, 8.00% due 3/25/98                                                                865,381
     1,250,000    Federal National Mortgage Association, Collateralized Mortgage Obligation
                  Series 1992-33, Class F, 6.37% (adjustable rate) due 3/25/22                                         1,222,650
     1,650,000    Federal National Mortgage Association, Collateralized Mortgage Obligation
                  Series 1992-60, Class C, 7.50% due 4/25/99                                                           1,681,449
     1,000,000    Federal National Mortgage Association, Collateralized Mortgage Obligation
                  Series 62, Class E, 7.00% due 5/25/99                                                                1,005,930
       825,545    Federal National Mortgage Association, Collateralized Mortgage Obligation
                  Series 134, Class M, 6.00% due 3/25/20                                                                 807,226
     1,150,000    Federal National Mortgage Association, Collateralized Mortgage Obligation
                  Series 1992-145, Class L, 7.50% due 1/25/06                                                          1,147,125
     1,900,000    Federal National Mortgage Association, Collateralized Mortgage Obligation
                  Series 1993-12, Class EC, 7.50% due 9/25/01                                                          1,905,928
       500,000    Federal National Mortgage Association, Collateralized Mortgage Obligation
                  Series 1993-185, Class FJ, 5.98% (adjustable rate) due 9/25/22                                         479,060
     1,800,000    Federal National Mortgage Association, Collateralized Mortgage Obligation
                  Series 1993-187, Class FC, 5.98% (adjustable rate) due 11/25/21                                      1,733,058
        61,468    Federal National Mortgage Association, Pool# 02473, 10.50% due 1/1/01                                   65,213
     1,188,969    Federal National Mortgage Association, Pool# 08307, 8.00% due 5/1/08                                 1,228,347
       134,946    Federal National Mortgage Association, Pool# 10294, 8.50% due 9/1/07                                   137,923
        24,518    Federal National Mortgage Association, Pool# 16072, 11.50% due 5/1/00                                   25,981
       247,552    Federal National Mortgage Association, Pool# 19535, 10.25% due 7/1/08                                  267,673
       331,485    Federal National Mortgage Association, Collateralized Mortgage Obligation
                  Series 1989-2, Class C, 8.80% due 4/25/17                                                              334,177
     1,907,403    Federal National Mortgage Association, Pool# 33356, 9.25% due 8/1/16                                 2,008,724
       121,295    Federal National Mortgage Association, Pool# 38493, 8.75% due 10/1/08                                  125,819
       195,888    Federal National Mortgage Association, Pool# 40526, 9.25% due 1/1/17                                   206,294
        74,637    Federal National Mortgage Association, Pool# 50409, 9.00% due 2/1/98                                    76,666
       487,459    Federal National Mortgage Association, Pool# 58816, 9.25% due 12/1/02                                  507,991
       974,250    Federal National Mortgage Association, Pool# 64011, 9.25% due 7/1/03                                 1,015,286
     5,000,000    Federal National Mortgage Association, Pool# 73040, 7.625% due 9/1/01                                5,150,000
       974,219    Federal National Mortgage Association, Pool# 76388, 9.25% due 9/1/18                                 1,025,873
       260,564    Federal National Mortgage Association, Pool# 77725, 9.75% due 10/1/18                                  278,163
       375,000    Federal National Mortgage Association, Medium Term Note, 6.05% due 6/30/03                             359,242
       804,509    Federal National Mortgage Association, Pool# 112067, 9.50% due 10/1/16                                 863,391
     2,042,959    Federal National Mortgage Association, Pool# 156156, 8.50% due 4/1/21                                2,112,521
     1,091,048    Federal National Mortgage Association, Pool# 345775, 8.50% due 12/1/24                               1,128,199
       370,447    Federal Home Loan Mortgage Corporation, Pool# D06907, 9.00% due 4/1/17                                 387,491
       239,124    Federal Home Loan Mortgage Corporation, Pool# D06908, 9.50% due 9/1/17                                 255,203
     1,123,782    Government National Mortgage Association, GNMA II Pool# 623, 8.00% due 9/20/16                       1,145,268
       146,401    Government National Mortgage Association, GNMA II Pool# 862, 9.00% due 10/20/02                        151,936
        42,011    Government National Mortgage Association, GNMA II Pool# 956, 10.00% due 3/20/03                         44,006
        56,732    Government National Mortgage Association, GNMA II Pool# 1228, 10.00% due 7/20/04                        59,427
       162,281    Government National Mortgage Association, GNMA II Pool# 1408,  9.50% due 5/20/05                       170,851
     1,391,723    Government National Mortgage Association, Pool# 362865, 8.00% due 7/15/03                            1,417,818
       976,226    Government National Mortgage Association, Pool# 19832 Project Loan, 8.25% due 7/15/05                  982,933
       126,642    Government National Mortgage Association, Pool# 35861, 10.875% due 2/15/10                             139,399
        49,261    Government National Mortgage Association, GNMA II Pool# 112262, 11.50% due 2/20/99                      51,724
        40,831    Government National Mortgage Association, Pool# 161848, 9.00% due 8/15/01                               42,583
       208,195    Government National Mortgage Association, Pool# 276712, 11.00% due 3/15/00                             219,515
       440,103    Government National Mortgage Association, Pool# 296697, 9.50% due 10/15/05                             461,558
       592,825    Government National Mortgage Association, Pool# 306636, 8.25% due 12/15/06                             601,717
        89,974    Small Business Administration Series 1988-10B, 9.80% due 6/01/98                                        92,989
       800,000    Tennessee Valley Authority, 8.375% due 10/01/99                                                        841,248
     1,000,000    Tennessee Valley Authority, 7.45% due 10/15/01                                                       1,003,800
     4,000,000    Tennessee Valley Authority, 6.00% due 1/15/97                                                        4,002,480

                  Total U.S. Government Agencies                                                                     $82,962,017


                  United States Treasury (41.10%) (Cost $57,221,310)

     1,500,000    United States Treasury Notes, 7.875% due 4/15/98                                                     1,540,305
     5,000,000    United States Treasury Notes, 8.25% due 7/15/98                                                      5,180,450
     4,000,000    United States Treasury Notes, 7.50% sue 11/15/01                                                     4,173,120
     1,000,000    United States Treasury Notes, 6.375% due 8/15/02                                                       993,120
     1,200,000    United States Treasury Notes, 6.25% due 2/15/03                                                      1,180,872
     3,950,000    United States Treasury Notes, 5.75% due 8/15/03                                                      3,767,944
     4,600,000    United States Treasury Notes, 6.875% due 7/31/99                                                     4,668,264
     3,700,000    United States Treasury Notes, 7.25% due 8/15/04                                                      3,832,978
    23,250,000    United States Treasury Notes, 6.875% due 8/31/99                                                    23,605,957
     1,500,000    United States Treasury Notes, 7.50% due 10/31/99                                                     1,548,510
     1,300,000    United States Treasury Notes, 7.75% due 1/31/00                                                      1,353,833
     1,900,000    United States Treasury Notes, 6.50% due 5/15/05                                                      1,878,036
     1,300,000    United States Treasury Notes, 8.00% due 1/15/97                                                      1,309,347
     1,800,000    United States Treasury Notes, 8.50% due 7/15/97                                                      1,837,692
     1,000,000    United States Treasury Notes, 7.875% due 1/15/98                                                     1,023,590


                  Total United States Treasury                                                                       $57,894,018

                  TOTAL INVESTMENTS (100%) (Cost $139,024,878)                                                      $140,856,035

                  See notes to financial statements.


s c h e d u l e  o f  i n v e s t m e n t s (continued)
Thornburg Limited Term Income Fund
September 30, 1996 CUSIPS: Class A - 885-215-509,  Class C - 885-215-764 ,
Class I - 885-215-681  NASDAQ Symbols:  Class A - THIFX,
Class C - THICX  (Proposed), Class I - THIIX (Proposed)
                                                                                                          Credit  Rating+
   Principal         Security Name                                                                            Moody's/S&P      Value

U.S. GOVERNMENT SECURITIES - 11.20% (Cost $2,904,637)
       $750,000      United States Treasury Notes, 8.00% due 5/15/01                                              Aaa/AAA   $795,705
        250,000      United States Treasury Notes, 6.375% due 1/15/99                                             Aaa/AAA    251,133
        500,000      United States Treasury Notes, 6.25% due 2/15/03                                              Aaa/AAA    492,030
        600,000      United States Treasury Notes, 4.75% due 10/31/98                                             Aaa/AAA    583,968
        250,000      United States Treasury Notes, 6.875% due 8/31/99                                             Aaa/AAA    253,828
        600,000      United States Treasury Notes, 6.50% due 5/15/05                                              Aaa/AAA    593,064

                     Total U. S. Government Securities                                                                    $2,969,728

U.S. GOVERNMENT AGENCIES - 19.57% (Cost $5,104,958)
        450,000      Federal Home Loan Mortgage Corp., CMO Series 1019 Class E, 8.75% due 7/15/20                 Aaa/AAA    462,654
         90,184      Federal Home Loan Mortgage Corp., CMO Series 1060 Class F, 7.25% due 2/15/01                 Aaa/AAA     90,973
        500,000      Federal Home Loan Mortgage Corp., CMO Series 1208 Class D, 5.86% due 2/15/22                 Aaa/AAA    494,060
        500,000      Federal Home Loan Mortgage Corp., CMO Series 1327 E, 7.50% due 7/15/07                       Aaa/AAA    505,310
        900,000      Federal Home Loan Bank Board, 7.11% due 8/19/99                                              Aaa/AAA    916,308
         91,627      Federal Home Loan Mortgage Corp., Pool #141540, 9.00% due 5/1/09                             Aaa/AAA     96,193
        111,761      Federal Home Loan Mortgage Corp., CMO Series 37 C, 9.00% due 4/15/20                         Aaa/AAA    114,555
        145,639      Federal Home Loan Mortgage Corp., Pool #216639, 8.25% due 4/1/02                             Aaa/AAA    147,974
         28,290      Federal Home Loan Mortgage Corp., Pool #220005, 8.75% due 4/1/01                             Aaa/AAA     29,298
          6,010      Federal Home Loan Mortgage Corp., Pool #296006, 8.00% due 6/1/17                             Aaa/AAA      6,149
        174,627      Federal Home Loan Mortgage Corp., Pool #503253, 9.50% due 7/1/05                             Aaa/AAA    182,103
        656,307      Federal Home Loan Mortgage Corp., Pool #850082, 9.00% due 10/1/05                            Aaa/AAA    677,223
         28,413      Federal National Mortgage Association, CMO Series 91-69 G, 7.50% due 6/25/19                 Aaa/AAA     28,342
        870,000      Federal National Mortgage Association, CMO Series 92-60 C, 7.50% due 4/25/99                 Aaa/AAA    886,582
        304,597      Federal National Mortgage Association, CMO Series 92-150 G, 6.75% due 9/25/18                Aaa/AAA    305,072
         76,908      Federal National Mortgage Association, Pool #1768, 8.00% due 10/1/06                         Aaa/AAA     78,847
         29,698      Federal National Mortgage Association, Pool #103348, 9.00% due 10/1/97                       Aaa/AAA     30,505
         37,425      Federal National Mortgage Association, Pool #108078, 9.00% due 11/1/97                       Aaa/AAA     38,442
         94,882      Government National Mortgage Association, Pool #305541, 9.00% due 5/15/03                    Aaa/AAA     98,915

                     Total U. S. Government Agencies                                                                      $5,189,505

MORTGAGE BACKED  SECURITIES - 2.00% (Cost $537,126)
---------------------------------------------------
         49,924      Collateralized Mortgage Obligation Trust, Series 56 B, 9.985% due 1/1/19                     Aaa/AAA     53,684
        500,000      GE Capital Mortgage Services, Series 92-13 G2, 7.00% due 1/1/08                              Aaa/AAA    475,659

                     Total Mortgage Backed Securities                                                                       $529,343

CORPORATE BONDS - 5.21% (Cost $1,372,560)

                     REAL ESTATE
        345,000      Equitable Lord Realty Corporation, 10.50% due 12/30/97 (Debt assumed by Equitable Life)      A2/AA-     357,326
      1,000,000      Fisher Brothers Realty Euronotes, 10.75% due 12/17/00                                         NR/BBB  1,023,125

                     Total Corporate Bonds                                                                                $1,380,451

TAXABLE MUNICIPAL BONDS - 32.67% (Cost $8,463,108)
        330,000      Baltimore Economic Development Authority, 8.50% due 8/1/02 (Arcade LP Project)                A/BBB+    347,916
        120,000      Beaumont Housing Multifamily Mortgage Series 1995-B, 7.50% due 6/15/00 (LOC:FHA)              Aaa/NR    121,414
        905,000      Cook County Township High School District # 205 Series 1995-B,
                     8.30% due 12/1/97 (Insured: FGIC)                                                            Aaa/AAA    927,200
        340,000      Gardena Financing Agency Lease, 6.50% due 7/1/98 (Municipal Mutual Insurance Project)         NR/BBB    338,973
      1,000,000      Greater Valley Medical Building Partnership, Seriies 1996, 6.95% due 3/1/21,
                     put 3/1/01 (LOC:  Krediet Bank)                                                               Aa2/AA  1,000,100
        845,000      Idaho Housing Multifamily Housing Revenue Series 94-B, 8.15% due 7/1/04                         A/NR    886,650
        100,000      Kiryas Joel Village, New York General Obligation Series B, 8.50% due 1/1/00                   Baa/NR    104,105
      1,000,000      Los Angeles County Pension Obligation, 8.30% due 6/30/02 (Insured: FSA)                      Aaa/AAA  1,065,460
        575,000      Louisiana Public Facilities Authority Revenue Refunding Series 1993, 7.00%
                     due 10/1/99 (Schwegman Westside Expressway Project)                                            NR/NR    570,687
        905,000      Maine Health & Higher Ed Fac Series A, 7.35% due 7/1/12
                     (Nursing Home Project; LOC: Sumitumo Bank)                                                      NR/A    918,303
        300,000      Massachusetts Industrial Financing Authority Resource Recovery Revenue
                     Refunding, 6.95% due 7/1/99 (Insured: FSA)                                                   Aaa/AAA    302,127
        305,000      New Jersey Economic Development Authority Series B, 7.10% due 9/15/02                          A1/A+    309,691
         50,000      New Jersey State Housing & Mortgage Financing Agency Series E, 7.40% due 11/1/98               NR/A+     50,379
         95,000      New Jersey State Housing & Mortgage Financing Agency Series E, 7.95% due 11/1/00               NR/A+     97,310
      6,700,000      New Orleans Home Mortgage Authority Single Family Mortgage Revenue Refunding
                     Series 1994-A, 0% due 10/1/15 (Insured: MBIA)                                                Aaa/AAA  1,251,560
        100,000      New York City Series D, 10.00% due 8/1/05                                                  Baa1/BBB+    112,521
         45,000      Tucson & Pima County I.D.A. S.F.M.R. Series A, 7.00% due 12/1/03                               A1/NR     44,372
        200,000      University of Southern California Revenue, 9.35% due 10/1/00                                   Aa/AA    212,306

                     Total Taxable Municipal Bonds                                                                        $8,661,074

FOREIGN SECURITIES - 24.64% (Cost $6,170,308)
      2,000,000      British Columbia Province, 9.00% due 6/21/04                                                 Aa1/AA+  1,641,288
      1,000,000      Irish Government, 8.00% due 8/18/06                                                            A1/NR  1,717,196
      1,000,000      Manitoba Province, 7.875% due 4/7/03                                                           A1/NR    777,431
      1,400,000      New Zealand Government,10.00% due 3/15/02                                                     Aaa/NR  1,058,679
      1,800,000      Metropolitan Toronto, 7.75% due 12/1/05                                                        A1/NR  1,338,007

                     Total Foreign Securities                                                                             $6,532,601

COMMERCIAL PAPER - 4.71% (Cost $1,249,826)
        500,000      American General Finance Corporation, 5.41% due 10/1/96                                        A1/P1    500,000
        350,000      Massachusetts Electric, 5.35% due 10/1/96                                                      A1/P1    350,000
        400,000      United Parcel Service, 5.22% due 10/4/96                                                       A1/P1    399,826

                     Total Commercial Paper                                                                               $1,249,826

                     Total Investments (100%) (Cost $25,802,523)                                                         $26,512,528

                     +Credit ratings are unauduted.
                      See notes to financial statements.


i n d e p e n d e n t    a u d i t o r ' s    r e p o r t
To the Board of Trustees and Shareholders
Thornburg Investment Trust
Santa Fe, New Mexico



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income fund, series of Thornburg Investment Trust as of September 30, 1996, the related statement of operations, the statements of changes in net assets, and financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund as of September 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.





New York, New York
October 25, 1996